Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Contracts (Detail) - CAD	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Notional amount	CAD 336,773,000,000	CAD 370,198,000,000
Fair value, assets	15,569,000,000	23,672,000,000
Fair value, liabilities	7,822,000,000	14,151,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,679,000,000	3,915,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	548,000,000	2,158,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	84,000,000	91,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,757,000,000	1,285,000,000
Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	165,000,000	255,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	125,000,000	126,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	334,094,000,000	366,283,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	246,270,000,000	281,188,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	16,321,000,000	12,226,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	20,341,000,000	15,411,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	13,597,000,000	14,989,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,551,000,000	11,616,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	10,093,000,000	9,390,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	3,157,000,000	4,729,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	606,000,000	662,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	12,158,000,000	16,072,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	15,569,000,000	23,672,000,000
Fair value, liabilities	7,822,000,000	14,151,000,000
Fair value [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	14,199,000,000	22,602,000,000
Fair value, liabilities	6,309,000,000	11,984,000,000
Fair value [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	829,000,000	690,000,000
Fair value, liabilities	23,000,000	34,000,000
Fair value [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	14,000,000	18,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	37,000,000	22,000,000
Fair value, liabilities	362,000,000	951,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	20,000,000	477,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,000,000	1,000,000
Fair value, liabilities	4,000,000	3,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	20,000,000
Fair value, liabilities	333,000,000	447,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	4,000,000	23,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	16,000,000	21,000,000
Fair value, liabilities	1,000,000	1,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	15,532,000,000	23,650,000,000
Fair value, liabilities	7,460,000,000	13,200,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	12,984,000,000	21,900,000,000
Fair value, liabilities	6,251,000,000	10,878,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	494,000,000	347,000,000
Fair value, liabilities	1,122,000,000	1,645,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	915,000,000	340,000,000
Fair value, liabilities	65,000,000	644,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	813,000,000	669,000,000
Fair value, liabilities	22,000,000	33,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	312,000,000	376,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	CAD 14,000,000	CAD 18,000,000